Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplementary Financial Statement Information [Abstract]
Schedule of other receivables and prepaid expenses
	December 31
	2021	2020
	in USD thousands

Value Added Tax authorities	26	81
Advances to suppliers	329	71
Other	34	65
	389	217

Schedule of trade accounts payable
	December 31
	2021	2020
	in USD thousands
Accounts payable:
In Sweden	33	32
Overseas	13	11
	46	43

Payroll and related expenses	277	227
Accrued expenses	151	116
Other	82	103
	510	446

Schedule of revenues
	Year ended December 31
	2021	2020	2019
	in USD thousands

Revenues	31	-	-
	31	-	-

Schedule of research and development expenses
	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	540	394	290
Depreciation	140	21	20
	680	415	310
Less – grants received	(10)	(49)	(126)
	670	366	184

Schedule of selling and marketing expenses
	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	337	289	137
Overseas travels	56	24	158
Other	92	44	149
Less – Grants received	-	(9)	(52)
	485	348	392

Schedule of general and administrative expenses
	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	824	614	360
Professional services	431	138	530
Depreciation	116	102	18
Other	538	250	462
	1,909	1,104	1,370

Schedule of financial expenses
Financial income
Foreign currencies exchange gain	792	-	-
Finance income	792	-	-
Financial expenses
Bank commissions	(16)	(25)	(11)
Interest on long term loans and lease liability	(53)	(54)	(28)
Other – Mainly foreign currencies exchange loss	-	(72)	(44)
Financial expenses	(69)	(151)	(83)
Financial income (loss) - net	723	(151)	(83)